S-K 1602(c) Dilution	Sep. 05, 2025 USD ($) $ / shares shares
No Redemption [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	$ 7.25
No Redemption [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	7.25
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	0.19
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	9.81
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	0.18
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	9.82
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.84
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.16
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.83
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.17
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	4.22
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	5.78
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	4.22
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	5.78
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.71
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.29
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.7
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.3
Over-allotment Option Not Exercised [Member] | No Redemption [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	7.26
Net Tangible Book Value, Amount of Dilution, per Share	2.75
Net Tangible Book Value, Adjusted, per Share	$ 7.25
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (42,946)
Net Tangible Book Value, Amount of Dilution | $	151,105,000
Net Tangible Book Value, Adjusted | $	$ 144,924,494
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	5,750,000
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Shareholder Redemptions [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	20,000,000
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (6,000,000)
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Overallotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (188,200)
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Ordinary Shares Forfeited or Cancelled [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	(750,000)
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ 50,640
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Ordinary Offered And Sale Of Private Placement Warrants [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	15,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	0.19
Net Tangible Book Value, Amount of Dilution, per Share	9.82
Net Tangible Book Value, Adjusted, per Share	$ 0.18
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (42,946)
Net Tangible Book Value, Amount of Dilution | $	151,105,000
Net Tangible Book Value, Adjusted | $	$ 924,494
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	5,750,000
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (150,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(15,000,000)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	5,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (188,200)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	(750,000)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ 50,640
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Offered And Sale Of Private Placement Warrants [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	15,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	5.84
Net Tangible Book Value, Amount of Dilution, per Share	4.17
Net Tangible Book Value, Adjusted, per Share	$ 5.83
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (42,946)
Net Tangible Book Value, Amount of Dilution | $	151,105,000
Net Tangible Book Value, Adjusted | $	$ 72,924,494
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	5,750,000
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (75,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(7,500,000)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	12,500,000
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (3,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (188,200)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	(750,000)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ 50,640
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Offered And Sale Of Private Placement Warrants [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	15,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	4.23
Net Tangible Book Value, Amount of Dilution, per Share	5.78
Net Tangible Book Value, Adjusted, per Share	$ 4.22
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (42,946)
Net Tangible Book Value, Amount of Dilution | $	151,105,000
Net Tangible Book Value, Adjusted | $	$ 36,924,494
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	5,750,000
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (112,500,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(11,250,000)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	8,750,000
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (1,500,000)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (188,200)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	(750,000)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ 50,640
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Offered And Sale Of Private Placement Warrants [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	15,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	6.71
Net Tangible Book Value, Amount of Dilution, per Share	3.3
Net Tangible Book Value, Adjusted, per Share	$ 6.7
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (42,946)
Net Tangible Book Value, Amount of Dilution | $	151,105,000
Net Tangible Book Value, Adjusted | $	$ 108,924,494
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	5,750,000
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (37,500,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(3,750,000)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	16,250,000
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (4,500,000)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (188,200)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	(750,000)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ 50,640
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Offered And Sale Of Private Placement Warrants [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	15,000,000
Over-allotment Option Exercised [Member] | No Redemption [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	7.26
Net Tangible Book Value, Amount of Dilution, per Share	2.75
Net Tangible Book Value, Adjusted, per Share	$ 7.25
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (42,946)
Net Tangible Book Value, Amount of Dilution | $	173,605,000
Net Tangible Book Value, Adjusted | $	$ 166,712,694
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	5,750,000
Over-allotment Option Exercised [Member] | No Redemption [Member] | Shareholder Redemptions [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	23,000,000
Over-allotment Option Exercised [Member] | No Redemption [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (6,900,000)
Over-allotment Option Exercised [Member] | No Redemption [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ 50,640
Over-allotment Option Exercised [Member] | No Redemption [Member] | Ordinary Offered And Sale Of Private Placement Warrants [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	17,250,000
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	0.2
Net Tangible Book Value, Amount of Dilution, per Share	9.81
Net Tangible Book Value, Adjusted, per Share	$ 0.19
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (42,946)
Net Tangible Book Value, Amount of Dilution | $	173,605,000
Net Tangible Book Value, Adjusted | $	$ 1,112,694
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	5,750,000
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (172,500,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(17,250,000)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	5,750,000
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ 50,640
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Offered And Sale Of Private Placement Warrants [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	17,250,000
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	5.85
Net Tangible Book Value, Amount of Dilution, per Share	4.16
Net Tangible Book Value, Adjusted, per Share	$ 5.84
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (42,946)
Net Tangible Book Value, Amount of Dilution | $	173,605,000
Net Tangible Book Value, Adjusted | $	$ 83,912,694
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	5,750,000
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (86,250,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(8,625,000)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	14,375,000
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (3,450,000)
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ 50,640
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Offered And Sale Of Private Placement Warrants [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	17,250,000
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	4.23
Net Tangible Book Value, Amount of Dilution, per Share	5.78
Net Tangible Book Value, Adjusted, per Share	$ 4.22
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (42,946)
Net Tangible Book Value, Amount of Dilution | $	173,605,000
Net Tangible Book Value, Adjusted | $	$ 42,512,694
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	5,750,000
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (129,375,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(12,937,500)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	10,062,500
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (1,725,000)
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ 50,640
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Offered And Sale Of Private Placement Warrants [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	17,250,000
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	6.72
Net Tangible Book Value, Amount of Dilution, per Share	3.29
Net Tangible Book Value, Adjusted, per Share	$ 6.71
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (42,946)
Net Tangible Book Value, Amount of Dilution | $	173,605,000
Net Tangible Book Value, Adjusted | $	$ 125,312,694
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	5,750,000
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (43,125,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(4,312,500)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	18,687,500
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (5,175,000)
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ 50,640
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Offered And Sale Of Private Placement Warrants [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	17,250,000